                                    MONEY
                                   MARKET [BAR LOGO]
                                     FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.





                               SEMIANNUAL REPORT
                     (unaudited) and Investment Performance
                     Review for the Six-Month Period Ended
                               February 29, 2000



                                [HERITAGE LOGO]

                                                                  April 19, 2000

Dear Fellow Shareholders:

     I am very pleased to provide you with the semiannual report for the Heritage Cash Trust -- Money Market Fund (the "Fund") for the six-month period from September 1, 1999 through February 29, 2000. From a level of 4.62% on September 1, 1999, the seven-day effective yield for your Fund increased steadily during the six-month period to 5.32% as of February 29, 2000. This increase resulted from the efforts of the Federal Reserve Board to slow the growth rate of the economy by raising short-term interest rates. One positive result of these rate increases has been an increase in yields on short-term securities such as those in which your Fund invests.

     The past few years have featured a stock market that has moved generally upward, although with extreme volatility relative to historical levels. Also, many segments of the market have not participated in the gains indicated by index returns. Especially during volatile market periods, an allocation of a portion of your assets to high quality short-term assets such as money market mutual funds can help stabilize portfolio returns and provide some measure of comfort.

     As a reminder, your Fund continues to offer many features that make it easy for you to use. These include free checking (including free checks and returned cancelled checks), various automated payment programs and daily sweeps to and from your brokerage accounts. Also, our current portfolio exceeds the standards necessary to retain our AAAm rating from Standard & Poor's Ratings Group.

     Effective April 3, 2000, I accepted a position as President and Chief Operating Officer of Eagle Asset Management, Inc. ("Eagle"), an affiliate of Heritage Asset Management, Inc. ("Heritage"), and a subadviser to several of the Heritage mutual funds. Brian Lee, formerly Executive Vice-President of Eagle is now President of Heritage. At the next meeting of your Fund's Board of Trustees, we anticipate that Brian will be named President of the various Heritage mutual funds, including Heritage Cash Trust. I have enjoyed communicating with you over the past several years and am sure you will enjoy reading Brian's comments in the future.

     On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Cash Trust -- Money Market Fund.

                                          Sincerely,

                                          /s/ STEPHEN G. HILL
                                          Stephen G. Hill
                                          President
                                          Heritage Cash Trust

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                         VALUE
   AMOUNT                                          -----
COMMERCIAL PAPER--72.0%(A)

DOMESTIC--63.3%
 BANKS--3.1%
$  50,000,000 Bank of America Corporation,
               5.96%, 06/05/00...............   $  49,205,333
  75,000,000  First Union Corp., 5.90%,
               05/22/00......................      73,992,083
                                               --------------
                                                  123,197,416
                                               --------------
 BEVERAGES--5.0%
  50,000,000  Anheuser-Busch Companies, Inc.,
               5.87%, 05/02/00...............      49,494,528
 100,000,000  Anheuser-Busch Companies, Inc.,
               5.87%, 05/18/00...............      98,728,167
  50,000,000  The Coca-Cola Company, 5.80%,
               04/11/00......................      49,669,722
                                               --------------
                                                  197,892,417
                                               --------------
 CHEMICALS--3.5%
  45,000,000  E.I. du Pont de Nemours &
               Company, 5.87%, 05/18/00......      44,427,675
  37,000,000  The Clorox Company, 5.80%,
               04/04/00......................      36,797,322
  12,525,000  The Clorox Company, 5.80%,
               04/07/00......................      12,450,337
  46,250,000  The Clorox Company, 5.80%,
               04/20/00......................      45,877,431
                                               --------------
                                                  139,552,765
                                               --------------
 COMMUNICATION SERVICES--7.1%
  72,700,000  AT&T Corporation, 5.76%,
               03/02/00......................      72,688,368
  49,000,000  Bell Atlantic Network Funding
               Corporation, 5.80%,
               04/06/00......................      48,715,800
  11,000,000  Bell Atlantic Network Funding
               Corporation, 5.80%,
               04/07/00......................      10,934,428
  50,000,000  BellSouth Telecommunications
               Inc., 5.72%, 03/02/00.........      49,992,056
  50,000,000  SBC Communications Inc., 5.75%,
               03/07/00......................      49,952,083
  50,000,000  SBC Communications Inc., 5.75%,
               03/08/00......................      49,944,097
                                               --------------
                                                  282,226,832
                                               --------------
 COMMUNICATIONS EQUIPMENT--2.5%
  30,700,000  Motorola Credit Corporation,
               5.83%, 04/28/00...............      30,411,642
  69,300,000  Motorola, Inc., 5.88%,
               05/09/00......................      68,518,989
                                               --------------
                                                   98,930,631
                                               --------------
 COSMETICS & TOILETRIES--1.7%
  15,000,000  The Procter & Gamble Company,
               5.75%, 03/30/00...............      14,930,521

 PRINCIPAL                                         VALUE
   AMOUNT                                          -----
COMMERCIAL PAPER (CONTINUED)
  15,000,000  The Procter & Gamble Company,
               5.80%, 04/03/00...............      14,920,250
  38,100,000  The Procter & Gamble Company,
               5.82%, 04/10/00...............      37,853,620
                                               --------------
                                                   67,704,391
                                               --------------
 FINANCIAL INSTITUTIONS--3.8%
  50,000,000  General Electric Capital
               Corporation, 5.74%,
               03/10/00......................      49,928,250
 100,000,000  General Electric Capital
               Corporation, 5.85%,
               04/07/00......................      99,398,750
                                               --------------
                                                  149,327,000
                                               --------------
 FOOD--8.5%
 100,000,000  Campbell Soup Company, 5.75%,
               03/09/00......................      99,872,222
  45,000,000  H.J. Heinz Company, 5.80%,
               04/04/00......................      44,753,500
  50,000,000  Kellogg Company, 5.80%,
               03/08/00......................      49,943,611
  43,900,000  Kellogg Company, 5.75%,
               03/09/00......................      43,843,906
 100,000,000  Sara Lee Corporation, 5.75%,
               03/06/00......................      99,920,139
                                               --------------
                                                  338,333,378
                                               --------------
 MACHINERY--1.4%
  54,969,000  Pitney Bowes, Inc., 5.72%,
               03/13/00......................      54,864,192
                                               --------------
 OIL AND GAS--7.5%
  35,000,000  Chevron UK Investment PLC,
               5.88%, 03/23/00...............      34,874,233
  10,000,000  Chevron UK Investment PLC,
               5.80%, 04/04/00...............       9,945,222
  50,000,000  Chevron USA, Inc., 5.71%,
               03/10/00......................      49,928,625
  55,000,000  Chevron USA, Inc., 5.81%,
               04/10/00......................      54,644,944
 150,000,000  Exxon Mobil Corporation, 5.72%,
               03/06/00......................     149,880,833
                                               --------------
                                                  299,273,857
                                               --------------
 OTHER INVESTMENT COMPANIES--2.5%
 100,000,000  Ciesco, L.P., 5.81%,
               04/04/00......................      99,451,278
                                               --------------
 PHARMACEUTICAL--9.3%
 100,000,000  Merck & Company, Inc., 5.75%,
               03/07/00......................      99,904,167
  50,000,000  Merck & Company, Inc., 5.75%,
               03/09/00......................      49,936,111
  90,000,000  Pfizer, Inc., 5.71%,
               03/02/00......................      89,985,725
  60,000,000  Pfizer, Inc., 5.75%,
               03/06/00......................      59,952,083

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL                                         VALUE
   AMOUNT                                          -----
COMMERCIAL PAPER (CONTINUED)
$  42,250,000 Schering Corporation, 5.75%,
               03/02/00......................   $  42,243,252
   7,200,000  Schering Corporation, 5.75%,
               03/07/00......................       7,193,100
  20,813,000  Schering Corporation, 5.75%,
               03/14/00......................      20,769,784
                                               --------------
                                                  369,984,222
                                               --------------
 RETAIL STORES--2.4%
  20,000,000  Albertson's Inc., 5.76%,
               03/02/00......................      19,996,800
  75,000,000  Wal-Mart Stores Inc., 5.80%,
               04/04/00......................      74,589,167
                                               --------------
                                                   94,585,967
                                               --------------
 TRANSPORTATION--3.8%
 150,000,000  United Parcel Service, Inc.,
               5.72%, 03/16/00...............     149,642,500
                                               --------------
Total Domestic (cost $2,464,966,846).........   2,464,966,846
                                               --------------
FOREIGN--12.4%(B)
 BANKS--2.5%
 100,000,000  Abbey National North America,
               5.90%, 03/08/00...............      99,885,278
                                               --------------
 COMMUNICATION SERVICES--3.7%
  25,000,000  British Telecommunications,
               PLC, 5.88%, 05/09/00..........      24,718,250
  50,000,000  British Telecommunications,
               PLC, 5.89%, 05/10/00..........      49,427,361
  75,000,000  British Telecommunications,
               PLC, 5.88%, 05/17/00..........      74,056,750
                                               --------------
                                                  148,202,361
                                               --------------
 FOOD--1.8%
  70,000,000  Nestle Capital Corporation,
               5.70%, 03/03/00...............      69,977,833
                                               --------------
 GOVERNMENT AGENCIES--4.4%
  50,000,000  Export Development Corporation,
               5.84%, 05/10/00...............      49,432,222
  26,800,000  Province of British Columbia,
               5.66%, 03/21/00...............      26,715,655
  50,000,000  The Canadian Wheat Board,
               5.84%, 05/09/00...............      49,440,334
  50,000,000  The Canadian Wheat Board,
               5.84%, 05/10/00...............      49,432,222
                                               --------------
                                                  175,020,433
                                               --------------
Total Foreign (cost $493,085,905)............     493,085,905
                                               --------------
Total Commercial Paper (cost
 $2,858,601,473).............................   2,858,601,473
                                               --------------

 PRINCIPAL                                         VALUE
   AMOUNT                                          -----
U.S. AGENCY SECURITIES--20.8%(A)

 100,000,000  Fannie Mae, 5.71%, 04/13/00....      99,317,375
 100,000,000  Fannie Mae, 5.77%, 05/04/00....      98,974,222
  75,000,000  Fannie Mae, 5.765%, 05/04/00...      74,231,333
  40,000,000  Federal Home Loan Bank, 5.05%,
               03/01/00......................      40,000,000
  25,000,000  Federal Home Loan Bank, 5.16%,
               03/08/00......................      25,000,091
  45,000,000  Federal Home Loan Bank, 5.51%,
               03/10/00......................      44,938,013
  50,000,000  Federal Home Loan Bank, 5.01%,
               04/28/00......................      49,990,710
  60,000,000  Freddie Mac, 5.61%, 03/14/00...      59,878,450
 100,000,000  Freddie Mac, 5.67%, 03/16/00...      99,763,750
  40,000,000  Freddie Mac, 5.76%, 05/04/00...      39,590,400
 100,000,000  Freddie Mac, 5.78%, 05/04/00...      98,972,445
  75,000,000  Student Loan Marketing
               Association, 6.03%,
               08/17/00......................      75,000,000
  19,950,000  Student Loan Marketing
               Association, 6.20%,
               07/20/00......................      19,950,000
                                               --------------
           Total U.S. Agency Securities (cost
 $825,606,789)...............................     825,606,789
                                               --------------
CORPORATE NOTES--3.8%(A)
 BANKS--3.8%
  50,000,000  Bank of America, N.A., Bank
               Note, 5.93%, 04/17/00.........      50,000,000
 100,000,000  Fifth Third Bank, Bank Note,
               5.80%, 03/16/00...............     100,000,000
                                               --------------
Total Corporate Notes (cost $150,000,000)....     150,000,000
                                               --------------
Total Investment Portfolio excluding
 repurchase agreement (cost
 $3,933,659,540).............................   3,933,659,540
                                               --------------
REPURCHASE AGREEMENT--1.2%(A)
Repurchase Agreement with State Street Bank
  and Trust Company, dated February 29, 2000
@ 5.52% to be repurchased at $46,861,184 on
March 01, 2000, collateralized by $43,505,000
United States Treasury Bonds, 13.38% due
August 15, 2001, (market value $47,800,596
including interest) (cost $46,854,000).......      46,854,000
                                               --------------
TOTAL INVESTMENT PORTFOLIO
 (cost $3,980,513,540)(c), 100.3%(a).........   3,980,513,540
OTHER ASSETS AND LIABILITIES, net,
 (0.3%)(a)...................................     (13,770,537)
                                               --------------
NET ASSETS, (consisting of paid-in-capital
net of accumulated net realized loss of
$267,178) 100.0%.............................  $3,966,743,003
                                               ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------


CLASS A SHARES
Net asset value, offering and redemption
price per share, ($3,963,794,251 divided by
3,964,061,430 shares outstanding)............           $1.00
                                               ==============
CLASS B SHARES
Net asset value, offering and redemption
price per share, ($763,399 divided by 763,399
shares outstanding)..........................           $1.00
                                               ==============
CLASS C SHARES
Net asset value, offering and redemption
price per share, ($2,185,353 divided by
2,185,352 shares outstanding)................           $1.00
                                               ==============
---------------

(a) Percentages indicated are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2000
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                       $  105,318,200

Expenses (Notes 1 and 4):
  Management fee............................................   $    7,891,543
  Distribution fee (Class A Shares).........................        2,781,194
  Distribution fee (Class B Shares).........................              656
  Distribution fee (Class C Shares).........................            1,816
  Shareholder servicing fees................................        2,060,114
  Federal registration fees.................................          217,482
  Custodian/Fund accounting fees............................          191,683
  State qualification expenses..............................          189,244
  Reports to shareholders...................................           97,555
  Professional fees.........................................           19,157
  Insurance expense.........................................            8,631
  Trustees' fees and expenses...............................            4,227
  Other.....................................................           13,737
                                                               --------------
        Total expenses......................................                           13,477,039
                                                                                   --------------
Net investment income.......................................                           91,841,161

Realized Gains on Investment
Net realized gain from investment transactions..............                                  646
                                                                                   --------------
Net increase in net assets resulting from operations........                       $   91,841,807
                                                                                   ==============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED           FOR THE
                                                              FEBRUARY 29, 2000      YEAR ENDED
                                                                 (UNAUDITED)       AUGUST 31, 1999
                                                              -----------------    ---------------
Increase in net assets:
Operations:
  Net investment income.....................................   $   91,841,161      $  124,686,214
  Net realized gain from investment transactions............              646                 334
                                                               --------------      --------------
  Net increase in net assets resulting from operations......       91,841,807         124,686,548
Distributions to shareholders from:
  Net investment income and net realized gains Class A
    Shares, ($0.025 and $0.044 per share, respectively).....      (91,760,344)       (124,570,592)
  Net investment income and net realized gains Class B
    Shares, ($0.025 and $0.044 per share, respectively).....          (21,483)            (16,288)
  Net investment income and net realized gains Class C
    Shares, ($0.025 and $0.044 per share, respectively).....          (59,334)            (99,334)
Increase in net assets from Fund share transactions (Note
  2)........................................................      856,448,155         615,753,625
                                                               --------------      --------------
Increase in net assets......................................      856,448,801         615,753,959
Net assets, beginning of period.............................    3,110,294,202       2,494,540,243
                                                               --------------      --------------
Net assets, end of period...................................   $3,966,743,003      $3,110,294,202
                                                               ==============      ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                      CLASS A SHARES                                    CLASS B SHARES
                              --------------------------------------------------------------   --------------------------------
                              FOR THE SIX-                                                     FOR THE SIX-
                              MONTH PERIOD                                                     MONTH PERIOD
                                 ENDED                     FOR THE YEARS ENDED                    ENDED        FOR THE YEARS ENDED
                              FEBRUARY 29,                     AUGUST 31,                      FEBRUARY 29,        AUGUST 31,
                                  2000       -----------------------------------------------       2000       ---------------------
                              (UNAUDITED)     1999      1998      1997      1996      1995     (UNAUDITED)     1999      1998
                              ------------   -------   -------   -------   -------   -------   ------------   -------   -------  +
Net asset value, beginning
 of period..................    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00     $  1.00      $  1.00   $  1.00
                                -------      -------   -------   -------   -------   -------     -------      -------   -------
Income from Investment
 Operations:
 Net investment income(a)...      0.025        0.044     0.049     0.047(b)   0.048    0.050(b)     0.025       0.044     0.027
Less Distributions:
 Dividends from net
   investment income and net
   realized gains(a)........     (0.025)      (0.044)   (0.049)   (0.047)   (0.048)   (0.050)     (0.025)      (0.044)   (0.027)
                                -------      -------   -------   -------   -------   -------     -------      -------   -------
Net asset value, end of
 period.....................    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00     $  1.00      $  1.00   $  1.00
                                =======      =======   =======   =======   =======   =======     =======      =======   =======
Total Return(%).............       2.46(c)      4.46      4.99      4.85      4.89      5.00        2.46(c)      4.46      2.70
Ratios(%)/Supplemental Data:
 Operating expenses, net, to
   average daily net
   assets(b)................       0.73(d)      0.73      0.75      0.76      0.78      0.79        0.73(d)      0.73      0.75
 Net investment income to
   average daily net
   assets(b)................       4.95(d)      4.37      4.88      4.74      4.78      5.00        4.91(d)      4.37      4.86
 Net assets, end of period
   ($ millions).............      3,964        3,106     2,492     2,016     1,641     1,294           1            1         0

                                                 CLASS C SHARES
                              ----------------------------------------------------
                              FOR THE SIX-
                              MONTH PERIOD
                                 ENDED                  FOR THE YEARS ENDED
                              FEBRUARY 29,                  AUGUST 31,
                                  2000       -----------------------------------------
                              (UNAUDITED)     1999      1998      1997      1996
                              ------------   -------   -------   -------   ------- ++
Net asset value, beginning
 of period..................    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00
                                -------      -------   -------   -------   -------
Income from Investment
 Operations:
 Net investment income(a)...      0.025        0.044     0.049     0.047(b)    0.02
Less Distributions:
 Dividends from net
   investment income and net
   realized gains(a)........     (0.025)      (0.044)   (0.049)   (0.047)   (0.023)
                                -------      -------   -------   -------   -------
Net asset value, end of
 period.....................    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00
                                =======      =======   =======   =======   =======
Total Return(%).............       2.46(c)      4.46      4.99      4.85      2.34 (c)
Ratios(%)/Supplemental Data:
 Operating expenses, net, to
   average daily net
   assets(b)................       0.73(d)      0.73      0.75      0.77      0.75 (d)
 Net investment income to
   average daily net
   assets(b)................       4.90(d)      4.37      4.87      4.72      4.62 (d)
 Net assets, end of period
   ($ millions).............          2            3         3         1         0

---------------

 + For the period January 2, 1998 (commencement of Class B Shares) to August 31, 1998.
++ For the period February 29, 1996 (commencement of Class C Shares) to August 31, 1996.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) Excludes management fees waived by the Manager in the amount of less than $.001 per share, for the year ended August 31, 1995. The operating expense ratio including such items would have been .81%. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the manager of less than $.01 per shares. The operating expense ratios for fiscal 1997, excluding such items would have been .75% for Class A and C Shares.
(c) Not annualized.
(d) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers three classes of shares, Class A, Class B and Class C Shares. Class A Shares, B Shares and C Shares may be acquired by direct purchase or through exchange of shares of the corresponding class of another Heritage Mutual Fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian fees, distribution fee, etc., while other expenses such as insurance expense, are allocated proportionately among the Heritage Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At February 29, 2000, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A, B and C Shares and dollars of the Fund during the six-month period ended February 29, 2000 at a constant net asset value of $1.00 per share, were as follows:

                                                                      A SHARES       B SHARES     C SHARES
                                                                   ---------------   ---------   -----------
        FOR THE PERIOD ENDED FEBRUARY 29, 2000 (UNAUDITED)
        Shares sold..............................................    8,679,712,951     757,993     2,313,232
        Shares issued on reinvestment of distributions...........       90,306,296      21,125        57,798
        Shares redeemed..........................................   (7,912,631,097)   (788,086)   (3,302,057)
                                                                   ---------------   ---------   -----------
          Net increase (decrease)................................      857,388,150      (8,968)     (931,027)
        Shares outstanding:
          Beginning of period....................................    3,106,673,280     772,367     3,116,379
                                                                   ---------------   ---------   -----------
          End of period..........................................    3,964,061,430     763,399     2,185,352
                                                                   ===============   =========   ===========

        Transactions in Class A, B and C Shares and dollars of the Fund during the fiscal year ended August 31, 1999 at a constant net asset value of $1.00 per share, were as follows:

                                                                      A SHARES       B SHARES     C SHARES
                                                                   ---------------   ---------   -----------
        FOR THE YEAR ENDED AUGUST 31, 1999
        Shares sold..............................................   12,243,076,872   1,195,002    15,293,169
        Shares issued on reinvestment of distributions...........      123,619,027      16,090        94,112
        Shares redeemed..........................................  (11,751,949,340)   (650,372)  (14,940,935)
                                                                   ---------------   ---------   -----------
          Net increase...........................................      614,746,559     560,720       446,346
        Shares outstanding:
          Beginning of year......................................    2,491,926,721     211,647     2,670,033
                                                                   ---------------   ---------   -----------
          End of year............................................    3,106,673,280     772,367     3,116,379
                                                                   ===============   =========   ===========

Note 3: PURCHASES AND MATURITIES OF SECURITIES. For the six-month period ended February 29, 2000, purchases, sales and maturities of short-term investment securities, excluding repurchase agreements, aggregated $22,451,877,583 and $21,720,457,856, respectively. Purchases and maturities of U.S. Government obligations, aggregated $1,768,763,675 and $1,526,617,229, respectively.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, 0.40% of the next
        $500,000,000, and 0.375% of any excess over $2,500,000,000 of such net assets, computed daily and payable monthly. The amount payable to the Manager as of February 29, 2000 was $1,368,119. Pursuant to the current registration statement, the Manager has agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that Class A, Class B and Class C annual operating expenses exceed .74% of the average daily net assets attributable to that class for the fiscal year ending August 31, 2000. No fees were waived and no expenses were reimbursed for the six-month period ended February 29, 2000.

        The Manager is also the Dividend Paying, Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $2,060,114 for Dividend Paying and Shareholder Servicing and $26,466 for Fund Accounting services, of which $695,460 and $9,200 was payable as of February 20, 2000, respectively.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $802 in contingent deferred sales charges for Class B Shares and $2,358 in contingent deferred sales charges for Class C Shares during the six-month period ended February 29, 2000.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee of up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A, Class B and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 29, 2000 was $467,821. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1999, the Fund has net tax basis capital loss carryforwards of $283,543, in the aggregate. Capital loss carryforwards in the amount of $334 were utilized in the year ended August 31, 1999. Capital loss carryforwards in the amount of $8,666, $6,037, $235,118 and $33,722 may be applied to any net taxable gains until their expiration dates in 2002, 2003, 2004, and 2005, respectively.

HERITAGE CASH TRUST -- MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

           o   HERITAGE CASH TRUST
                    MUNICIPAL MONEY MARKET FUND
           o   HERITAGE CAPITAL APPRECIATION TRUST
           o   HERITAGE INCOME-GROWTH TRUST
           o   HERITAGE INCOME TRUST
                    HIGH YIELD BOND FUND
                    INTERMEDIATE GOVERNMENT FUND
           o   HERITAGE SERIES TRUST
                    AGGRESSIVE GROWTH FUND
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    MID CAP STOCK FUND
                    SMALL CAP STOCK FUND
                    TECHNOLOGY FUND
                    VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the Prospectus carefully before you invest in any of the funds.

[Heritage Logo]

Heritage Cash Trust - Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733


Address Service Requested

HERITAGE FAMILY OF FUNDS [TM]

From Our Family to Yours:
The Intelligent Creation of Wealth

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
High Yield
Intermediate Government


HERITAGE STOCK FUNDS
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Technology
Value Equity

This report is for the information of shareholders of Heritage Cash Trust - Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.


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